Employee Benefits (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Employee Benefits [Abstract]
Percentage of employee's contribution	5.00%
Maximum amount	$ 192
Mandatory provident fund expense	$ 11,167	$ 10,117